Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Available-for-sale financial assets [abstract]
Schedule of long-term investments

	2025			2024
	Cost	AOCI	Fair value	Cost	AOCI	Fair value
	$	$	$	$	$	$

Snowline Gold Corp.	47,303	167,569	214,872	39,011	16,566	55,577
Prospector Metals Corp.	13,672	12,944	26,616	664	(277)	387
St. Augustine Gold & Copper Ltd.	20,193	2,166	22,359	20,193	(16,408)	3,785
Founders Metals Inc.	13,256	6,388	19,644	8,705	5,500	14,205
AuMEGA Metals Ltd.	3,839	(1,810)	2,029	3,839	(1,813)	2,026
Other	14,298	(13,752)	546	14,299	(13,562)	737
	112,561	173,505	286,066	86,711	(9,994)	76,717